FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES - Not Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 2,515	$ 2,511
Fair Value	2,312	2,414
Other long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	2,515	2,511
Fair Value	$ 2,312	$ 2,414